FINANCIAL RISK MANAGEMENT - Disclosure of capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
Current portion of long-term debt	$ 27,658	$ 18,409
Long-term debt	610,233	568,160
Cash	(96,477)	(120,858)	$ (236,767)
Net debt	541,414	465,711
Shareholders equity	$ 434,148	$ 356,409	$ 358,518